Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts Receivable, Net
5.	Accounts Receivable, Net
Accounts receivable, net, consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Accounts receivable	161,520	222,929	31,879
Less: expected credit losses provision	(103,340)	(111,259)	(15,910)

Accounts receivable, net	58,180	111,670	15,969

In 2025, the Group received a deposit of RMB7,060 (US$1,010) from a customer, representing a guaranteed payment for consideration recorded
in accrued expenses and other liabilities (Note 11). The amount was subsequently offset against an account receivable from the customer in April 2026.
The movements in the expected credit losses were:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Beginning balance prior to ASC 326	(115,380)
Adoption of ASC Topic 326	(1,153)

Balance at the beginning of the years	(116,533)	(131,826)	(103,340)	(14,778)
Current period provision	(16,170)	(12,725)	(11,294)	(1,615)
Reversal	1,773	6,039	3,356	480
Provision converted from unbilled revenue	(1,269)	—	—	—
Write-off	—	35,180	—	—
Acquisition of non-controlling interests	390	—	—	—
Others	(17)	(8)	19	3

Balance at the end of the years	(131,826)	(103,340)	(111,259)	(15,910)